UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number:  028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John R. Dorfman
Title:  Chairman
Phone:  617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                 November 12, 2008
-------------------               ---------------              -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number        Name



         -----------------------     --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $98,017
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                                                          VALUE      SHRS/    SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
APACHE CORP                   COM            037411105      2198      21,082  SH         SOLE                  21,082
APRIA HEALTHCARE GROUP INC    COM            037933108      1209      66,277  SH         SOLE                  66,277
ARCH CAP GROUP LTD            ORD            G0450A105      1997      27,350  SH         SOLE                  27,350
ASTRAZENECA PLC               SPONSORED ADR  046353108       535      12,200  SH         SOLE                  12,200
AU OPTRONICS CORP             SPONSORED ADR  002255107      1746     153,664  SH         SOLE                 153,664
AUTOLIV INC                   COM            052800109       320       9,483  SH         SOLE                   9,483
BANCO LATINOAMERICANO DE EXP  CL E           P16994132      1621     112,439  SH         SOLE                 112,439
BANKATLANTIC BANCORP          CL A           065908501      4152   2,185,000  SH         SOLE                   2,185
BERKSHIRE HATHAWAY INC DEL    CL A           084670108       392           3  SH         SOLE                       3
BERKSHIRE HATHAWAY INC DEL    CL B           084670207       356          81  SH         SOLE                      81
BOLT TECHNOLOGY CORP          COM            097698104       901      62,300  SH         SOLE                  62,300
CAL MAINE FOODS INC           COM NEW        128030202       894      32,580  SH         SOLE                  32,580
CERADYNE INC                  COM            156710105      1579      43,083  SH         SOLE                  43,083
COLUMBIA SPORTSWEAR CO        COM            198516106     11667     278,055  SH         SOLE                 278,055
COMMERCIAL METALS CO          COM            201723103      1505      89,084  SH         SOLE                  89,084
CREDICORP LTD                 COM            G2519Y108       956      15,362  SH         SOLE                  15,362
CULLEN FROST BANKERS INC      COM            229899109      2463      41,054  SH         SOLE                  41,054
CURTISS WRIGHT CORP           COM            231561101      2436      53,590  SH         SOLE                  53,590
DEVON ENERGY CORP NEW         COM            25179M103      2275      24,942  SH         SOLE                  24,942
FPIC INS GROUP INC            COM            302563101      4170      81,150  SH         SOLE                  81,150
FREIGHTCAR AMER INC           COM            357023100       271       9,270  SH         SOLE                   9,270
GANNETT INC                   COM            364730101      1434      84,820  SH         SOLE                  84,820
GEVITY HR INC                 COM            374393106      3908     536,800  SH         SOLE                 536,800
GOLDMAN SACHS GROUP INC       COM            38141G104       527       4,115  SH         SOLE                   4,115
HUTCHINSON TECHNOLOGY INC     COM            448407106      1767     152,595  SH         SOLE                 152,595
KINETIC CONCEPTS INC          COM NEW        49460W208      1086      37,999  SH         SOLE                  37,999
KING PHARMACEUTICALS INC      COM            495582108      1562     163,065  SH         SOLE                 163,065
LADISH INC                    COM NEW        505754200      4140     204,420  SH         SOLE                 204,420
LEXMARK INTL NEW              CL A           529771107       294       9,040  SH         SOLE                   9,040
LINCOLN ELEC HLDGS INC        COM            533900106      2465      38,325  SH         SOLE                  38,325
MANITOWOC INC                 COM            563571108      1759     113,150  SH         SOLE                 113,150
MERCURY GENL CORP NEW         COM            563500100      1849      33,770  SH         SOLE                  33,770
NAM TAI ELECTRS INC           COM PAR $0.02  629865205      5720     700,070  SH         SOLE                 700,070
NOVELLUS SYS INC              COM            670008101       304      15,455  SH         SOLE                  15,455
OVERSEAS SHIPHOLDING GROUP I  COM            690368105      2488      42,660  SH         SOLE                  42,660
PALM INC NEW                  COM            696643105      1293     216,529  SH         SOLE                 216,529
PEROT SYS CORP                CL A           714265105      1757     101,290  SH         SOLE                 101,290
PFIZER INC                    COM            717081103       587      31,840  SH         SOLE                  31,840
PIPER JAFFRAY COS             COM            724078100      1689      39,050  SH         SOLE                  39,050
ROFIN SINAR TECHNOLOGIES INC  COM            775043102      2909      95,040  SH         SOLE                  95,040
SCHNITZER STL INDS            CL A           806882106      1185      30,195  SH         SOLE                  30,195
SEABOARD CORP                 COM            811543107      1664       1,324  SH         SOLE                   1,324
ST MARY LD & EXPL CO          COM            792228108      1214      34,051  SH         SOLE                  34,051
SYNERON MEDICAL LTD           ORD SHS        M87245102      1186      83,250  SH         SOLE                  83,250
TESORO CORP                   COM            881609101      1101      66,750  SH         SOLE                  66,750
TSAKOS ENERGY NAVIGATION LTD  SHS            G9108L108      4597     154,998  SH         SOLE                 154,998
UNITED FIRE & CAS CO          COM            910331107      2610      91,300  SH         SOLE                  91,300
WESTAR ENERGY INC             COM            95709T100      2094      90,890  SH         SOLE                  90,890
WESTERN DIGITAL CORP          COM            958102105      1185      55,570  SH         SOLE                  55,570


SK 25319 0002 935593